CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Note payable issued to Companies Founders in partial payment of stock purchase	$ 440,000
Accrued Expenses related to stock purchase	60,000
Shares issued to existing shell shareholders in the reorganization	$ 500,000